Subsequent Events (Details)								12 Months Ended
	Apr. 01, 2024 USD ($) shares	Feb. 14, 2024 USD ($) $ / shares shares	Feb. 13, 2024 shares	Feb. 05, 2024 $ / shares shares	Jan. 03, 2024 USD ($) $ / shares shares	Jan. 03, 2023 USD ($)	Nov. 19, 2019 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Feb. 29, 2024 $ / shares shares	Oct. 08, 2021 $ / shares	Dec. 31, 2018 shares
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 1.7571
Common stock outstanding								9,068,899	9,044,733
Accrual of interest in trust account (in Dollars) | $								$ 27,637	$ 12,014
Conversion price per share (in Dollars per share) | $ / shares								$ 0.8059
Common stock issued								9,068,899	9,044,733
Shares issuable upon exercise of option or warrants								24,166
Exercised redemption rights (in Dollars) | $								$ 5,766	$ 5,625
Conversion of shares							100
Issuance of common stock												100
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Common stock received (in Dollars) | $								$ 907	$ 904
Preferred stock par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Warrants to purchase										2,500
Aggregate cash proceeds (in Dollars) | $		$ 10,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Shares issuable upon exercise of option or warrants								24,166	70,312
Minimum [Member]
Subsequent Events [Line Items]
Exchange ratio								0.0806
Maximum [Member]
Subsequent Events [Line Items]
Exchange ratio								0.1757
Initial Public Offering [Member]
Subsequent Events [Line Items]
Common stock issued								82,047
Common Class A [Member]
Subsequent Events [Line Items]
Common stock outstanding								5,563,297
Conversion of shares								4,596,250
Common Class A [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Common stock issued								885,000
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Common stock issued								3,999,997
Preferred stock par value (in Dollars per share) | $ / shares								$ 1.7571
Common Stock [Member]
Subsequent Events [Line Items]
Common stock issued								45,350,000
Common Class B [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Deposit held in trust (in Dollars) | $					$ 22,600
Exceed shares of purchase price								10,000
Issuance of common stock								500,000
Liquidation preference (in Dollars per share) | $ / shares								$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Issuance of common stock								1,629,500
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 10
Issuance of common stock								885,000
Common stock received (in Dollars) | $									$ 885,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | IPO [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 10
Sale of units								17,500,000
Common stock received (in Dollars) | $									$ 1,288,298
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Common stock outstanding								5,481,250	885,000
Common stock issued								5,481,250	885,000
Addition shares issuable								9,192,500
Exercised redemption rights (in Dollars) | $								$ 671,285
Common stock outstanding								5,563,297
Exceed shares of purchase price								1
Conversion of shares								4,596,250
Holders of redeemed (in Dollars) | $						$ 26,481,101
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Class A [Member] | IPO [Member]
Subsequent Events [Line Items]
Exceed shares of purchase price								82,047
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Issuance of common stock								1,500
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Class B [Member]
Subsequent Events [Line Items]
Common stock outstanding								0	4,596,250
Common stock issued								0	4,596,250
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0001
Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of units	626
Addition shares issuable				1,200,000
Issuance of common stock			1,200,000
Holders of redeemed (in Dollars) | $		$ 7,456,463.3
Redeemed per public share (in Dollars per share) | $ / shares		$ 11.11
Outstanding preferred shares (in Dollars) | $		$ 50,000,000
Earnout shares		875,000
Vested shares		200,000	1,000,000
Liquidation preference (in Dollars per share) | $ / shares		$ 10
Exchange ratio		0.064452
Dividing per share (in Dollars per share) | $ / shares		$ 10
Common stock received (in Dollars) | $		$ 1
Conversion price (in Dollars) | $		$ 1,000
Preferred stock par value (in Dollars per share) | $ / shares										$ 0.0001
Aggregate cash proceeds (in Dollars) | $	$ 0.5
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Shares issuable upon exercise of option or warrants				382,651
Warrants to purchase										612,746
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Issuance of common stock										10,039
Subsequent Event [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001
Vested shares			875,000
Liquidation preference (in Dollars per share) | $ / shares		$ 10
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Earnout shares		1,000,000
Common stock received (in Dollars) | $		$ 1,200,000
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Public shares exercised					11,625
Payments for Deposits (in Dollars) | $					$ 128,133
Price per share (in Dollars per share) | $ / shares		$ 10
Public shares					753,332
Accrual of interest in trust account (in Dollars) | $					$ 8,400,000
Addition shares issuable				1,200,000
Shares issuable upon exercise of option or warrants				382,651
Holders of redeemed (in Dollars) | $		$ 7,456,463.3
Exchange ratio		0.064452
Earnout shares		875,000
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted		1,200,000
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Warrant [Member]
Subsequent Events [Line Items]
Issuance of common stock										0.0001
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Sale of units					885,000
Issuance of common stock										10,080
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Common stock outstanding					6,234,582
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Class A [Member] | Minimum [Member]
Subsequent Events [Line Items]
Common stock issued				4,651,704
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Class A [Member] | Maximum [Member]
Subsequent Events [Line Items]
Common stock issued				5,000,000
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Convertible Common Stock [Member]
Subsequent Events [Line Items]
Common stock issued upon conversion					4,596,250
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Series A Preferred Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares				$ 12.5
Percentage of conversion price of preferred stock				125.00%
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares				$ 15
Percentage of conversion price of preferred stock				150.00%
Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 10
Earnout shares		200,000
First Level Earnout Target [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares				$ 12.5
Percentage of conversion price of preferred stock				125.00%
Second Level Earnout Target [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of conversion price of preferred stock				150.00%
Second Level Earnout Target [Member] | Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share) | $ / shares				$ 15
Second Business Combination Agreement Amendment [Member] | Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Business combination shares			875,000
Business Combination Agreement [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 10
Business Combination Agreement [Member] | Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Business combination shares			1,000,000
Outstanding preferred shares (in Dollars) | $		$ 50,000,000
Business Combination Agreement [Member] | Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Business combination shares			1,200,000
CERo Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Per share of liquidation (in Dollars per share) | $ / shares								$ 10
CERo Common Stock [Member] | Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Per share of liquidation (in Dollars per share) | $ / shares		$ 10
Earnout shares		1,000,000
Business Combination [Member]
Subsequent Events [Line Items]
Business combination shares								671,285
Business Combination [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Business combination shares				4,651,704
Business Combination [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Business combination shares				5,000,000
Business Combination [Member] | Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares of restricted		1,000,000
Sponsor [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 10
Sponsor [Member] | Subsequent Event [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 11.02